DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 5) - Cash Flow Hedges [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Effective Portion	$ 5,730	$ 5,603
Ineffective Portion	(1,300)	(413)
Loans [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(1,890)	(4,149)
Ineffective Portion	155	(465)
Investment [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion
Ineffective Portion
Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	4,584	5,272
Ineffective Portion	(1,329)	120
Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	3,036	4,480
Ineffective Portion	(126)	(68)
Working Capital [Member]
Disclosure of detailed information about hedged items [line items]
Effective Portion
Ineffective Portion